GOODWILL	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

5 — GOODWILL

The following table is a reconciliation of the carrying value of goodwill:

Carrying value at March 31, 2016	$13,810,117
Net foreign exchange movement	(351,505)
Carrying value at December 31, 2016	$13,458,612

7 — GOODWILL

The following table is a reconciliation of the carrying amount of goodwill:

Carrying value at March 31, 2014	$15,385,846
Net foreign exchange movement	(752,609)
Carrying value at March 31, 2015	14,633,237
Net foreign exchange movement	(823,120)
Carrying value at March 31, 2016	$13,810,117